Business Combinations - Summary of Business Divestments Transactions (Detail) - Divestments 2015-2017 [member]	12 Months Ended
Dec. 31, 2017
Power Modules [member]
Disclosure of business divestitures [line items]
Divestments, Company	Power Modules
Divestments, Description	A divestment of the power modules business.
Business Divestments, transaction date	Sep. 30, 2017
Birla Ericsson Optical Ltd [member]
Disclosure of business divestitures [line items]
Divestments, Company	Birla Ericsson Optical Ltd
Divestments, Description	A divestment of the shares in the associated company.
Business Divestments, transaction date	Jul. 31, 2016